Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	International Growth and Income Fund
Entity Central Index Key	0001439297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
International Growth and Income Fund Class A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class A
Trading Symbol	IGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 10.74% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge)*	4.37%	4.79%	2.95%
International Growth and Income Fund — Class A (without sales charge)*	10.74	6.04	3.56
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class C
Trading Symbol	IGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,00 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 9.94% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	8.94%	5.25%	2.92%
International Growth and Income Fund — Class C (without sales charge) *	9.94	5.25	2.92
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net asse ts) *Includes derivatives.
International Growth and Income Fund Class T [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class T
Trading Symbol	TGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 11.04% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class T (with sales charge) 2	8.25%	5.78%	6.14%
International Growth and Income Fund — Class T (without sales charge) 2	11.04	6.32	6.51
MSCI ACWI (All Country World Index) ex U SA 3	11.62	5.55	5.87
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets ) *Includes derivatives.
International Growth and Income Fund Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-1
Trading Symbol	IGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investmen t )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.70% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1*	10.70%	6.03%	3.53%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinveste
d a
nd reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-2
Trading Symbol	IGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10 ,0 00 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.02% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2*	11.02%	6.32%	3.81%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are r
ein
vested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector ( perce nt of net a ss ets) *Includes derivatives.
International Growth and Income Fund Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-3
Trading Symbol	IGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypothetical $ 10,000 inves tment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.15% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	11.15%	6.43%	6.98%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	6.17
1
Class F-3 shares were first offered on Jan
ua
ry 27, 2017.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes d eriv atives.
International Growth and Income Fund Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 10.70% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge)*	6.83%	5.26%	3.15%
International Growth and Income Fund — Class 529-A (without sales charge)*	10.70	6.02	3.52
MSCI ACWI (All Country World Index) ex U SA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes der ivat ives.
International Growth and Income Fund Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.88% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge)*	8.88%	5.21%	3.11%
International Growth and Income Fund — Class 529-C (without sales charge)*	9.88	5.21	3.11
MSCI ACWI (All Country World Index) ex U S A †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a sse ts) *Includes derivatives.
International Growth and Income Fund Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 10.51% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E*	10.51%	5.81%	3.30%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are
rei
nvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (pe rce nt of net ass ets) *Includes derivatives.
International Growth and Income Fund Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TGAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.99% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-T (with sales charge) 2	8.20%	5.73%	6.08%
International Growth and Income Fund — Class 529-T (without sales charge) 2	10.99	6.26	6.45
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	5.87
1
Class 529-T shares were first offered on Apri
l
7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdi ngs b y sector ( percent of net assets) *Includes derivatives.
International Growth and Income Fund Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.95% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-F-1*	10.95%	6.23%	3.73%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distrib
uti
ons are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (p erce nt of net assets) *Includes derivatives.
International Growth and Income Fund Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 11.05% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	11.05%	9.67%
MSCI ACWI (All Country World Index) ex USA 3	11.62	7.94
1
Class 529-F-2 shares were first offered on Oc
to
ber 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (p erc ent of net assets ) *Includes derivatives.
International Growth and Income Fund Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FGIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 11.12% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	11.12%	9.72%
MSCI ACWI (All Country World Index) ex USA 3	11.62	7.94
1
Class 529-F-3 shares were first offered on October
3
0, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (p ercen t of net assets ) *Includes derivatives.
International Growth and Income Fund Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.95% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1*	9.95%	5.29%	2.83%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distrib
uti
ons are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (pe rc ent of net assets ) *Includes derivatives.
International Growth and Income Fund Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$171	1.63%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.94% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2*	9.94%	5.27%	2.78%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are r
e
invested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector ( perce nt of net assets ) *Includes derivatives.
International Growth and Income Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (bas ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.28% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-2E 2	10.28%	5.60%	3.41%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	3.95
1
Class R-2E shares were first offered on August
2
9, 2014.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Aug. 29, 2014
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio tur no ver rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class R-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.45% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3*	10.45%	5.75%	3.25%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and refle ct a
pplicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distrib
uti
ons are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class R-4
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the las t y ear? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.77% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retur
ns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4*	10.77%	6.07%	3.57%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions ar
e re
invested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund st atis tics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetic al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.02% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ota
l returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-5E 2	11.02%	6.28%	6.22%
MSCI ACWI (All Country World Index) ex USA 3	11.62	5.55	5.95
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect a pplica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class R-5
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp oth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.09% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5*	11.09%	6.40%	3.89%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and r efle
ct applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Sou rc
e(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio tur no ver rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund Class R-6
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.18% for the year ended June 30, 2024. That result compares with a 11.62% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the global economy displayed signs of strengthening. After a brief recession in the second half of 2023, Europe experienced growth, supported by improvements in business and consumer confidence. Among Asia-Pacific countries, China’s economic activity was mixed, with stronger exports, but ongoing issues in the property market persisted. In Japan, after the central bank raised interest rates for the first time since 2007, the yen weakened, providing support for exports.
The fund’s holdings in information technology were the largest contributor to the portfolio, and together with investments in energy and health care generated the strongest returns in absolute terms. Investments in materials and communication services also supported the fund’s return. A diverse selection of individual companies contributed positively to results.
Conversely, investments in utilities and consumer staples detracted from overall results. Investments in the real estate sector posted some of the worst declines in absolute terms, due largely to the property sector downturn in China. Likewise, the fund’s holdings in the Asia-Pacific region (ex-Japan) posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6*	11.18%	6.44%	3.93%
MSCI ACWI (All Country World Index) ex USA †	11.62	5.55	3.84
*
Investment results assume all distributions are reinvested and reflect a pp
licable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinveste
d. A
ny m
ark
et in
de
x shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,169,000,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$15,169
Total number of portfolio holdings	266
Total advisory fees paid (in millions)	$71
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.